LEGG MASON GLOBAL TRUST, INC.

SUPPLEMENT DATED MARCH 26, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2011,

AS SUPPLEMENTED, OF

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

The section of the fund’s Statement of Additional Information titled “The Funds’ Investment Adviser and Manager—Portfolio Managers—International Equity” is amended as follows:

International Equity. At Batterymarch, all portfolios are managed on a collaborative basis using a systematic, rules-based approach. The portfolio managers oversee the effectiveness of the overall investment process, including stock ranking and selection, portfolio construction and trading, and review trades before execution. Batterymarch’s Developed Markets Team manages this fund. Members of the investment team may change from time to time. Stephen A. Lanzendorf, CFA and Charles F. Lovejoy, CFA, are responsible for the strategic oversight of the fund’s investments. The tables below provide information regarding other accounts for which Mr. Lanzendorf and Mr. Lovejoy have day-to-day management responsibility.

Stephen A. Lanzendorf

As of December 31, 2011:

Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance- Based ($)
Registered Investment Companies	10	3,553,214,409	0	0
Other pooled investment vehicles	15	1,111,647,635	1	4,760,897
Other accounts	51	5,174,929,949	4	112,666,565

Charles F. Lovejoy

As of December 31, 2011:

Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance- Based ($)
Registered Investment Companies	1	1,092,486,479	0	0
Other pooled investment vehicles	9	412,945,793	0	0
Other accounts	12	1,350,389,894	0	0

As of December 31, 2011, Mr. Lanzendorf beneficially owned shares of International Equity with a dollar value between $100,001–$500,000. As of December 31, 2011, Mr. Lovejoy beneficially owned shares of International Equity with a dollar value between $100,001–$500,000.

This supplement should be retained with your Statement of Additional Information for future reference.

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